Change in Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Change In Working Capital [abstract]
Inventories	$ 42.6	$ 15.3	$ (153.1)
Trade and other receivables	(61.6)	(96.8)	(61.4)
Trade and other payables	206.4	95.4	15.4
Total change in working capital	$ 187.4	$ 13.9	$ (199.1)